Income Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Benefit	Income tax benefit are comprised of the following:
	Six months ended December 31
	2024	2025
	RMB	RMB
Current tax expense	-	-
Deferred tax benefit	-	1,095
Income tax benefit	-	1,095

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	As of June 30,
	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Deferred tax liabilities:	-	-
Fair value adjustments of long-lived assets from business acquisition	-	16,234
Total	-	16,234

Schedule of Reconciliation between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Six months ended December 31, 2024	Six months ended December 31, 2025
	RMB	RMB
Loss from operations in mainland China	-	23,087
Loss from operations in Hong Kong and others	-	(43,130)
Loss from continuing operations before income taxes and share of loss of affiliates	-	(20,043)
Statutory tax rate	25%	25%
Income tax benefits at statutory tax rate	-	(5,011)
Expenses not deductible for tax purposes:	-	9
—Entertainment	-	9
Effect of tax holidays on concessionary rates granted to PRC entities	-	237
Effect of different tax rates of entities operating in other jurisdictions	-	10,783
Change in valuation allowance	-	(4,923)
Income tax benefit	-	1,095